UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance Core Plus Bond Fund (formerly, Eaton Vance Build America Bond Fund)

Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.8%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$830	$935,875
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,110	1,250,015
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,161,260

		$13,347,150

Education — 5.1%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	$4,110	$4,509,615
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,234,086
University of California, 5.25%, 5/15/35	3,555	4,158,959
University of Nebraska, 5.00%, 5/15/35	1,000	1,135,920
University of Nebraska, 5.00%, 7/1/35	3,000	3,412,320
West Virginia University, 5.00%, 10/1/31	3,000	3,392,520

		$17,843,420

Electric Utilities — 8.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,722,775
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,150,284
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,099,779
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,370,048
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,549,379
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,711,340
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,327,021
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,085,667

		$31,016,293

Escrowed/Prerefunded — 5.6%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,747,400
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	378,078
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	511,843
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,496,689
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,229,180

		$19,363,190

General Obligations — 14.7%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,837,190
California, 5.00%, 10/1/24	960	1,165,517
California, 5.00%, 10/1/26	1,300	1,541,852
California, 5.00%, 10/1/27	630	741,422
California, 5.00%, 2/1/31	1,405	1,589,266
California, 5.25%, 10/1/29	560	646,856
California, 5.25%, 10/1/32	3,480	3,980,807

1

Security	Principal Amount (000’s omitted)	Value
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	$1,150	$1,323,811
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,315,957
Honolulu City and County, HI, 5.00%, 10/1/31	4,425	5,179,639
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/31	4,470	4,949,050
Maryland, 5.00%, 8/1/23	1,790	2,179,504
Oklahoma City, OK, 5.00%, 3/1/25	4,255	5,219,736
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,220	945,329
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,659,651
Tuscaloosa, AL, 5.00%, 1/1/35	1,100	1,240,272
University of Connecticut, 5.00%, 2/15/32	650	737,555
Washington, 5.25%, 2/1/36(1)	6,000	6,860,160

		$51,113,574

Health Care - Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$85	$85,418
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	83	83,201
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	294	294,117
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	350	349,688

		$812,424

Hospital — 14.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$592,989
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,887,080
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,913,947
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,623,807
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,516,940
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,466,578
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,234,390
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,305,112
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,622,818
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,955,715
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,381,346
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	907,656
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,698,092
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,222,830
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,060	1,062,480
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,132,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,640,950

		$50,164,730

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$208,036

		$208,036

2

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.0%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$345	$344,934
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	3,047,992

		$3,392,926

Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,104,918

		$2,104,918

Insured-Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,217,990
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,746,705

		$7,964,695

Insured-Escrowed/Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,373,299

		$1,373,299

Insured-General Obligations — 1.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$1,999,750
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	506,483
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	988,851

		$3,495,084

Insured-Hospital — 1.4%
Shelby County Health, Educational and Housing Facility Board, TN, (Methodist Le Bonheur Healthcare), (AGM), (SPA: U.S. Bank N.A.), 0.07%, 6/1/42(6)	$5,000	$5,000,000

		$5,000,000

Insured-Lease Revenue/Certificates of Participation — 1.2%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$4,359,270

		$4,359,270

Insured-Other Revenue — 1.2%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$4,284,202

		$4,284,202

Insured-Special Tax Revenue — 5.7%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$6,030	$5,685,687
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,397,460
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,184,345
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,211,522
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	817,221
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,503,678

		$19,799,913

Insured-Transportation — 3.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,120,630
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,115,140
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	879,357
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,196,662
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,186,494
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,544,572

		$11,042,855

3

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 3.4%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,476,555
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,114,114
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	716,544
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	615,833
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	303,416
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	609,579

		$11,836,041

Other Revenue — 6.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$880	$1,013,082
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,523,280
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	298,272
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	999,930
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	3,500	3,528,490
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,218,818
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	345	336,296
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	3,775,788
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,221,162
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,070	2,097,117

		$23,012,235

Senior Living/Life Care — 3.7%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,661,496
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,343,531
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,458,732
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,825,510
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	1,480	1,028,556
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	647,640
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,090,057
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	172,691
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	714,199

		$12,942,412

Special Tax Revenue — 2.8%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,084	$1,084,033
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,330,152
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,431,425
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,100	1,071,323
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,735,582

		$9,652,515

4

Security	Principal Amount (000’s omitted)	Value
Transportation — 19.4%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$473,963
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,266,408
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,671,664
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,320	1,482,070
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,178,991
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,624,692
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,866,700
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,197,942
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,521,783
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,423,467
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	820	927,699
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	12,445,530
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,638,147
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,189,570
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,501,113
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,214,100

		$67,623,839

Water and Sewer — 2.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$6,855	$7,705,706

		$7,705,706

Total Tax-Exempt Investments — 108.9% (identified cost $346,340,996)		$379,458,727

Other Assets, Less Liabilities — (8.9)%		$(31,144,119)

Net Assets — 100.0%		$348,314,608

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At June 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	22.5%
New York	19.6%
Texas	10.3%
Others, representing less than 10% individually	56.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 18.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.4% of total investments.

5

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,020,357.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $8,573,705 or 2.5% of the Fund’s net assets.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Security is in default and making only partial interest payments.

(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2015.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	245 U.S. 10-Year Treasury Note	Short	$(31,183,541)	$(30,912,110)	$271,431
9/15	121 U.S. Long Treasury Bond	Short	(18,717,906)	(18,252,094)	465,812

					$737,243

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $737,243.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$305,749,786

Gross unrealized appreciation	$36,206,543
Gross unrealized depreciation	(3,182,602)

Net unrealized appreciation	$33,023,941

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$379,458,727	$—	$379,458,727
Total Investments	$—	$379,458,727	$—	$379,458,727
Futures Contracts	$737,243	$—	$—	$737,243
Total	$737,243	$379,458,727	$—	$380,195,970

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Atlanta Capital Horizon Growth Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 2.5%
B/E Aerospace, Inc.	10,791	$592,426
KLX, Inc.(1)	5,395	238,081

		$830,507

Banks — 2.3%
First Republic Bank	11,977	$754,910

		$754,910

Beverages — 2.7%
Brown-Forman Corp., Class B	6,184	$619,513
Dr Pepper Snapple Group, Inc.	3,937	287,008

		$906,521

Capital Markets — 6.4%
Affiliated Managers Group, Inc.(1)	6,398	$1,398,603
Raymond James Financial, Inc.	12,067	718,952

		$2,117,555

Chemicals — 6.0%
Airgas, Inc.	9,749	$1,031,249
Ecolab, Inc.	8,426	952,728

		$1,983,977

Commercial Services & Supplies — 3.8%
Waste Connections, Inc.	26,772	$1,261,497

		$1,261,497

Communications Equipment — 3.8%
F5 Networks, Inc.(1)	5,336	$642,188
Juniper Networks, Inc.	23,334	605,984

		$1,248,172

Diversified Financial Services — 2.5%
Intercontinental Exchange, Inc.	3,702	$827,804

		$827,804

Electrical Equipment — 2.9%
AMETEK, Inc.	11,101	$608,113
Rockwell Automation, Inc.	2,713	338,148

		$946,261

Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	21,556	$1,249,601

		$1,249,601

Energy Equipment & Services — 4.0%
Cameron International Corp.(1)	7,728	$404,715
Core Laboratories NV	4,601	524,698
Weatherford International PLC(1)	33,122	406,407

		$1,335,820

Food & Staples Retailing — 1.5%
Whole Foods Market, Inc.	12,955	$510,945

		$510,945

1

Security	Shares	Value
Food Products — 4.4%
Hershey Co. (The)	6,475	$575,174
TreeHouse Foods, Inc.(1)	11,020	892,951

		$1,468,125

Health Care Providers & Services — 7.0%
Catamaran Corp.(1)	26,202	$1,600,418
Cigna Corp.	4,456	721,872

		$2,322,290

Health Care Technology — 2.3%
Cerner Corp.(1)	10,961	$756,967

		$756,967

Hotels, Restaurants & Leisure — 3.9%
Dunkin’ Brands Group, Inc.	7,061	$388,355
Panera Bread Co., Class A(1)	2,201	384,669
Starwood Hotels & Resorts Worldwide, Inc.	6,356	515,408

		$1,288,432

Insurance — 5.5%
Aon PLC	6,127	$610,739
Markel Corp.(1)	1,533	1,227,443

		$1,838,182

Life Sciences Tools & Services — 2.3%
Mettler-Toledo International, Inc.(1)	2,282	$779,212

		$779,212

Machinery — 1.5%
IDEX Corp.	6,304	$495,368

		$495,368

Media — 3.1%
AMC Networks, Inc., Class A(1)	12,578	$1,029,509

		$1,029,509

Multiline Retail — 4.9%
Dollar Tree, Inc.(1)	8,181	$646,217
Nordstrom, Inc.	13,054	972,523

		$1,618,740

Personal Products — 2.3%
Estee Lauder Cos., Inc. (The), Class A	8,841	$766,161

		$766,161

Pharmaceuticals — 2.0%
Perrigo Co. PLC	3,498	$646,535

		$646,535

Professional Services — 1.8%
IHS, Inc.(1)	4,756	$611,764

		$611,764

Road & Rail — 3.4%
Genesee & Wyoming, Inc., Class A(1)	5,240	$399,183
J.B. Hunt Transport Services, Inc.	5,961	489,339
Kansas City Southern	2,721	248,155

		$1,136,677

Semiconductors & Semiconductor Equipment — 1.9%
Linear Technology Corp.	14,319	$633,330

		$633,330

2

Security	Shares	Value
Software — 3.7%
Check Point Software Technologies, Ltd.(1)	5,834	$464,095
Red Hat, Inc.(1)	10,145	770,310

		$1,234,405

Specialty Retail — 4.4%
Ross Stores, Inc.	16,154	$785,246
Tiffany & Co.	7,318	671,792

		$1,457,038

Total Common Stocks (identified cost $22,774,973)		$32,056,305

Short-Term Investments — 3.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$1,195	$1,195,038

Total Short-Term Investments (identified cost $1,195,038)		$1,195,038

Total Investments — 100.2% (identified cost $23,970,011)		$33,251,343

Other Assets, Less Liabilities — (0.2)%		$(69,709)

Net Assets — 100.0%		$33,181,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2015 was $742.

The Fund did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,162,019

Gross unrealized appreciation	$9,569,134
Gross unrealized depreciation	(479,810)

Net unrealized appreciation	$9,089,324

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$32,056,305	*	$—	$—	$32,056,305
Short-Term Investments	—		1,195,038	—	1,195,038
Total Investments	$32,056,305		$1,195,038	$—	$33,251,343

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In June 2015, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby Eaton Vance Atlanta Capital SMID-Cap Fund would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Eaton Vance Atlanta Capital SMID-Cap Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. In connection with the proposed reorganization, the Fund was closed to new investors, with limited exceptions, after the close of business on July 13, 2015.

4

Eaton Vance

Core Plus Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 26.3%

Security	Principal Amount (000’s omitted)*		Value
Banks — 2.2%
Bank of America Corp., 4.00%, 1/22/25		500	$487,380
Citigroup, Inc., 4.30%, 11/20/26		500	489,175
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	215	147,139

			$1,123,694

Chemicals — 1.0%
Dow Chemical Co. (The), 4.375%, 11/15/42		535	$487,503

			$487,503

Commercial Services — 0.5%
Western Union Co. (The), 6.20%, 11/17/36		240	$240,349

			$240,349

Diversified Financial Services — 1.7%
Jefferies Group, LLC, 6.50%, 1/20/43		635	$620,521
Navient Corp., 5.625%, 8/1/33		300	244,500

			$865,021

Foods — 2.7%
ESAL GmbH, 6.25%, 2/5/23(1)		985	$972,687
Safeway, Inc., 7.25%, 2/1/31		375	366,563

			$1,339,250

Home Construction — 0.9%
MDC Holdings, Inc., 6.00%, 1/15/43		560	473,200

			$473,200

Machinery — 0.1%
Valmont Industries, Inc., 5.00%, 10/1/44		81	$73,375

			$73,375

Mining — 3.7%
Barrick Gold Corp., 5.25%, 4/1/42		735	$658,214
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		20	18,375
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		575	538,823
Southern Copper Corp., 5.25%, 11/8/42		260	226,939
Teck Resources, Ltd., 5.20%, 3/1/42		615	446,678

			$1,889,029

Miscellaneous Manufacturing — 1.9%
Bombardier, Inc., 7.50%, 3/15/25(1)		510	$465,375
Trinity Industries, Inc., 4.55%, 10/1/24		515	497,050

			$962,425

Oil and Gas-Equipment and Services — 6.8%
Apache Corp., 4.25%, 1/15/44		245	$212,817
Continental Resources, Inc., 3.80%, 6/1/24		520	473,644
Ecopetrol SA, 5.875%, 5/28/45		505	448,188
Ensco PLC, 5.75%, 10/1/44		705	628,400
Noble Energy, Inc., 5.05%, 11/15/44		250	239,587

Security	Principal Amount (000’s omitted)*		Value
Pacific Drilling SA, 5.375%, 6/1/20(1)		300	$228,750
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		520	377,650
Petrobras Global Finance BV, 5.625%, 5/20/43		290	225,591
Rowan Cos., Inc., 5.40%, 12/1/42		745	607,306

			$3,441,933

Pipelines — 1.0%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23		500	$500,780

			$500,780

Real Estate Investment Trusts (REITs) — 1.5%
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24		500	$488,230
Healthcare Realty Trust, 3.875%, 5/1/25		250	241,249

			$729,479

Retail-Specialty and Apparel — 0.2%
JC Penney Corp., Inc., 6.375%, 10/15/36		165	$123,338

			$123,338

Telecommunications — 2.1%
Avaya, Inc., 10.50%, 3/1/21(1)		75	$62,250
Axtel SAB de CV, 9.00%, 1/31/20(1)		500	502,500
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		120	124,704
Juniper Networks, Inc., 4.35%, 6/15/25		240	240,083
OTE PLC, 3.50%, 7/9/20(3)	EUR	120	103,957

			$1,033,494

Total Corporate Bonds & Notes (identified cost $13,757,114)			$13,282,870

Commercial Mortgage-Backed Securities — 10.7%

Security	Principal Amount (000’s omitted)		Value
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47		$165	$171,664
COMM, Series 2014-CR17, Class D, 4.959%, 5/10/47(1)(4)		460	430,407
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)		200	167,265
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(1)(4)		500	427,429
ESA, Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)		740	748,784
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)		500	505,437
JPMBB, Series 2014-C19, Class D, 4.833%, 4/15/47(1)(4)		615	565,102
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(1)(4)		140	122,104
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(1)(4)		500	431,339
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47		500	517,128
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)		500	500,497

Security	Principal Amount (000’s omitted)		Value
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)		$500	$410,613
WFCM, Series 2015-C29, Class D, 4.225%, 6/15/48(4)		500	425,749

Total Commercial Mortgage-Backed Securities (identified cost $5,514,841)			$5,423,518

Asset-Backed Securities — 9.6%

Security	Principal Amount (000’s omitted)		Value
AESOP, Series 2013-1A, Class B, 2.62%, 9/20/19(1)		$705	$707,716
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(1)(5)		270	265,665
ARP, Series 2014-SFR1, Class D, 3.174%, 9/17/31(1)(5)		750	757,025
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)		865	868,386
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(1)		130	129,706
Invitation Homes Trust, Series 2015-SFR3, Class D, 2.933%, 8/17/32(1)(5)		450	451,205
SDART, Series 2014-3, Class D, 2.65%, 8/17/20		580	576,352
TAH, Series 2015-SFR1, Class D, 2.385%, 5/17/32(1)(5)		500	485,608
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)		600	599,388

Total Asset-Backed Securities (identified cost $4,843,737)			$4,841,051

Foreign Government Bonds — 12.3%

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.8%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	3,250	$941,022

			$941,022

Canada — 2.0%
Canadian Government Bond, 0.25%, 5/1/17	CAD	1,250	$996,757

			$996,757

Mexico — 0.2%
Mexican Bonos, 7.75%, 5/29/31	MXN	1,270	$90,285

			$90,285

New Zealand — 2.7%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	1,850	$1,346,934

			$1,346,934

Security	Principal Amount (000’s omitted)		Value
Supranational — 5.6%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	12,900,000	$917,296
International Finance Corp., 7.80%, 6/3/19	INR	118,000	1,915,554

			$2,832,850

Total Foreign Government Bonds (identified cost $6,491,546)			$6,207,848

Senior Floating-Rate Interests — 0.5%(6)

Borrower/ Tranche Description	Principal Amount (000’s omitted)		Value
Food Service — 0.5%
Weight Watchers International, Inc., Term Loan, Maturing 4/2/20(7)		$510	$248,242

Total Senior Floating-Rate Interests (identified cost $260,100)			$248,242

Convertible Bonds — 4.1%

Security	Principal Amount (000’s omitted)		Value
Health Services — 0.6%
Hologic, Inc., 0.00%, 12/15/43		$250	$303,906

			$303,906

Home Construction — 1.0%
KB Home, 1.375%, 2/1/19		$130	$127,156
Lennar Corp., 3.25%, 11/15/21(1)		60	131,138
Ryland Group, Inc. (The), 0.25%, 6/1/19		130	126,100
Standard Pacific Corp., 1.25%, 8/1/32		105	128,231

			$512,625

Semiconductors — 2.3%
Intel Corp., 2.95%, 12/15/35		$965	$1,163,428

			$1,163,428

Telecommunications — 0.2%
Ciena Corp., 3.75%, 10/15/18(1)		$55	$75,144

			$75,144

Total Convertible Bonds (identified cost $2,086,853)			$2,055,103

Convertible Preferred Stocks — 0.6%

Security	Shares		Value
Oil and Gas-Equipment and Services — 0.4%
Chesapeake Energy Corp., 5.75%		290	$198,106

			$198,106

Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Series J, 4.50%		2,100	$120,204

			$120,204

Total Convertible Preferred Stocks (identified cost $385,825)			$318,310

U.S. Treasury Obligations — 6.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(8)	$3,496	$3,424,723

Total U.S. Treasury Obligations (identified cost $3,454,891)		$3,424,723

Short-Term Investments — 26.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(9)	$13,351	$13,350,907

Total Short-Term Investments (identified cost $13,350,907)		$13,350,907

Total Investments — 97.4% (identified cost $50,145,814)		$49,152,572

Other Assets, Less Liabilities — 2.6%		$1,320,395

Net Assets — 100.0%		$50,472,967

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

COMM	-	Commercial Mortgage Trust

DEFT	-	Dell Equipment Finance Trust

DNKN	-	DB Master Finance LLC

ESA	-	Extended Stay America Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Security Trust

SDART	-	Santander Drive Auto Receivables Trust

TAH	-	Tricon American Homes

WEN	-	Wendys Funding LLC

WFCM	-	Wells Fargo Commercial Mortgage Trust

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $12,988,368 or 25.7% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, the aggregate value of these securities is $1,450,891 or 2.9% of the Fund’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2015.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after June 30, 2015, at which time the interest rate will be determined.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2015 was $14,182.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	75.7%	$37,223,205
Canada	6.0	2,944,675
Supranational	5.7	2,832,850
New Zealand	2.7	1,346,934
Brazil	2.4	1,166,613
Austria	2.0	972,687
United Kingdom	1.5	732,358
Mexico	1.2	592,785
Colombia	1.2	572,892
Australia	1.1	538,823
Luxembourg	0.5	228,750

Total Investments	100%	$49,152,572

Effective May 1, 2015, the name of Eaton Vance Core Plus Bond Fund was changed from Eaton Vance Build America Bond Fund and the Fund’s investment objective was changed to total return. The Fund also changed its principal investment strategies and adopted a policy of investing at least 80% of net assets in bonds and other fixed and floating-rate income instruments, including preferred stocks, floating-rate loans and convertible securities. In connection with these changes, the Fund is no longer required, under normal market circumstances, to invest at least 80% of its net assets in Build America Bonds.

Investment Valuation

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable company’s or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,162,023

Gross unrealized appreciation	$62,260
Gross unrealized depreciation	(1,071,711)

Net unrealized depreciation	$(1,009,451)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$13,282,870	$—	$13,282,870
Commercial Mortgage-Backed Securities	—	5,423,518	—	5,423,518
Asset-Backed Securities	—	4,841,051	—	4,841,051
Foreign Government Bonds	—	6,207,848	—	6,207,848
Senior Floating-Rate Interests	—	248,242	—	248,242
Convertible Bonds	—	2,055,103	—	2,055,103
Convertible Preferred Stocks	—	318,310	—	318,310
U.S. Treasury Obligations	—	3,424,723	—	3,424,723
Short-Term Investments	—	13,350,907	—	13,350,907
Total Investments	$—	$49,152,572	$—	$49,152,572

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015